Share Capital and Reserves (Details) - Schedule of common share purchase warrants transactions and outstanding	6 Months Ended
Dec. 31, 2021 $ / shares shares
Share Capital and Reserves (Details) - Schedule of common share purchase warrants transactions and outstanding [Line Items]
Beginning Balance	880,525
Issued	184,000
Exercised	(159,736)
Ending Balance	904,789
November 29, 2018 [Member]
Share Capital and Reserves (Details) - Schedule of common share purchase warrants transactions and outstanding [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.5
Beginning Balance	400,000
Issued
Exercised	(50,000)
Ending Balance	350,000
Expiry Dates	Nov. 23, 2023
December 3, 2018 [Member]
Share Capital and Reserves (Details) - Schedule of common share purchase warrants transactions and outstanding [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.25
Beginning Balance	32,000
Issued
Exercised
Ending Balance	32,000
Expiry Dates	Nov. 23, 2023
December 3, 2018 One [Member]
Share Capital and Reserves (Details) - Schedule of common share purchase warrants transactions and outstanding [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.25
Beginning Balance	16,000
Issued
Exercised
Ending Balance	16,000
Expiry Dates	Nov. 23, 2023
December 31, 2018 [Member]
Share Capital and Reserves (Details) - Schedule of common share purchase warrants transactions and outstanding [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 2.25
Beginning Balance	71,427
Issued
Exercised
Ending Balance	71,427
Expiry Dates	Nov. 23, 2023
February 8, 2021 [Member]
Share Capital and Reserves (Details) - Schedule of common share purchase warrants transactions and outstanding [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.5
Beginning Balance	198,734
Issued
Exercised	(94,736)
Ending Balance	103,998
Expiry Dates	Nov. 23, 2023
February 8, 2021 One [Member]
Share Capital and Reserves (Details) - Schedule of common share purchase warrants transactions and outstanding [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.5
Beginning Balance	15,000
Issued
Exercised	(15,000)
Ending Balance
Expiry Dates	Nov. 23, 2023
February 22, 2021 [Member]
Share Capital and Reserves (Details) - Schedule of common share purchase warrants transactions and outstanding [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.5
Beginning Balance	147,364
Issued
Exercised
Ending Balance	147,364
Expiry Dates	Nov. 23, 2023
November 23, 2021 [Member]
Share Capital and Reserves (Details) - Schedule of common share purchase warrants transactions and outstanding [Line Items]
Beginning Balance
Issued	184,000
Exercised
Ending Balance	184,000
Expiry Dates	Nov. 23, 2026